Guaranteed Investment Contract with Empower	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Guaranteed Investment Contract With Empower [Line Items]
Guaranteed Investment Contract with Empower
8.
Guaranteed Investment Contract with Empower

In 2022, the Plan entered into a fully benefit-responsive guaranteed investment contract with Empower Trust Company, LLC (“Empower”). Empower maintains the contributions in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The guaranteed investment contract is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan.

Because the guaranteed investment contract is fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the guaranteed investment contract. The guaranteed investment contract is presented on the face of the statement of net assets available for benefits at contract value. Contract value, as reported to the Plan by Empower, represents contributions made under the contract, plus earnings, less participant withdrawals, and administrative expenses. Participants may ordinarily direct withdrawal or transfer of all or a portion of their investment at contract value.

There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer, but it may not be less than 1.5 percent. Such interest rates are reviewed on a semi-annual basis for resetting.

Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include: (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan sponsor or other Plan sponsor events (for example, divestitures or spin-off of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan administrator believes that any events that would limit the Plan’s ability to transact at contract value with participants are probable of not occurring.